Subsequent Events	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 30, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Subsequent Event [Line Items]
Subsequent Events

6. Subsequent events

The company officially changed its name from BSKE Limited to Black Titan Corporation on March 12, 2025.

The Company has evaluated subsequent events through May 30, 2025, the date of issuance of the unaudited financial statements and the management determined that except for the events mentioned above, there were no subsequent events that require recognition and disclosure in the unaudited financial statements.

Titan Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Subsequent Events

9. Subsequent Events

We have evaluated events that have occurred subsequent to June 30, 2025 and through the date that the financial statements are issued. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the financial statements.

On July 22, 2025, we filed a definitive proxy statement on Schedule 14A in respect of a special meeting of our stockholders, scheduled to be conducted on August 26, 2025 at 9:00 a.m. for purposes of approving the Merger.

10. Subsequent Events

We have evaluated events that have occurred subsequent to December 31, 2024 and through the date that the financial statements are issued. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the financial statements.

On January 3, 2025, the Company received a notice (the “Notice”) from the Nasdaq Listing Qualifications Staff of Nasdaq that the Company is in noncompliance with Listing Rules 5620(a) and 5810(c)(2)(G) as a result of its failure to hold an annual shareholder meeting within twelve months of the December 31, 2023 fiscal year end. The Notice has no immediate effect on the Company’s listing on the Nasdaq Capital Market. The Company has since submitted a plan to regain compliance. If that plan is accepted by Nasdaq, then the Company may be granted an exception of up to 180 calendar days from the date of its December 31, 2024 fiscal year end, or until June 30, 2025, to regain compliance. The Company’s failure to regain compliance with standards for continued listing would result in the ultimate de-listing of its common stock from Nasdaq. In response to the Notice, the Company intends to schedule an annual meeting of shareholders and to submit a plan designed to regain compliance in accordance with the requirements of the Notice and the Nasdaq listing standards.

BSKE Limited [Member]
Subsequent Event [Line Items]
Subsequent Events

6. Subsequent events

The Company has evaluated subsequent events through January 6, 2025, the date of issuance of the financial statements and does not identify any other subsequent events with material financial impact on the Company’s financial statements.

TALENTEC SDN. BHD. [Member]
Subsequent Event [Line Items]
Subsequent Events

15. SUBSEQUENT EVENTS

The Group evaluated subsequent events through the date that the unaudited consolidated financial statements are available to be issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the unaudited consolidated financial statements.

16. SUBSEQUENT EVENTS

The company officially changed its name from KE Sdn. Bhd. to TalenTec Sdn. Bhd. on September 26, 2024.

The Group evaluated subsequent events through the date that the consolidated financial statements are available to be issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as discussed below.